The New America High Income Fund, Inc.

September 30, 2023 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal						Value
Amount/Units						(See Notes)

CORPORATE DEBT SECURITIES - 136.34% (d)(f)
Aerospace & Defense - 2.86%
	$1,830	TRANSDIGM INC	6.250%	3/15/2026	(g)	$1,800
	515	TRANSDIGM INC	7.500%	3/15/2027		514
	565	TRANSDIGM INC	5.500%	11/15/2027		530
	745	TRANSDIGM INC	6.750%	8/15/2028	(g)	736
	1,635	TRANSDIGM INC	6.875%	12/15/2030	(g)	1,602
						5,182
Airlines - 2.56%
	2,320	AMERICAN AIRLINES INC	11.750%	7/15/2025	(g)	2,494
	1,015	AMERICAN AIRLINES/AADVAN	5.750%	4/20/2029	(g)	941
	570	MILEAGE PLUS HLDINGS LLC	6.500%	6/20/2027	(g)	564
	760	UNITED AIRLINES INC	4.625%	4/15/2029	(g)	654
						4,653
Automotive - 9.91%
	800	ADIENT GLOBAL HOLDINGS	8.250%	4/15/2031	(g)	800
	270	BENTELER INTERNATIONAL A	10.500%	5/15/2028	(g)	272
	1,300	CLARIOS GLOBAL LP/US FIN	8.500%	5/15/2027	(g)	1,298
	552	DANA FINANCING LUX SARL	8.500%	7/15/2031	(g)(EUR)	590
	1,470	DANA INC	5.625%	6/15/2028		1,338
	70	FORD MOTOR COMPANY	7.450%	7/16/2031		72
	480	FORD MOTOR COMPANY	9.625%	4/22/2030		547
	2,463	FORD MOTOR COMPANY	6.100%	8/19/2032		2,314
	260	FORD MOTOR CREDIT CO LLC	4.950%	5/28/2027		243
	1,325	FORD MOTOR CREDIT CO LLC	7.350%	11/4/2027		1,347
	655	FORD MOTOR CREDIT CO LLC	7.350%	3/6/2030		663
	995	GOODYEAR TIRE + RUBBER	5.625%	4/30/2033		811
	1,585	GOODYEAR TIRE + RUBBER	5.250%	7/15/2031		1,308
	305	JAGUAR LAND ROVER AUTOMO	5.875%	1/15/2028	(g)	273
	535	LCM INVESTMENTS HOLDINGS	4.875%	5/1/2029	(g)	452
	1,265	METIS MERGER SUB LLC	6.500%	5/15/2029	(g)	1,069
	3,500	RIVIAN HLD/AUTO LLC	10.931%	10/15/2026	(g)	3,500
	635	TENNECO INC	8.000%	11/17/2028	(g)	516
	170	ZF NA CAPITAL	6.875%	4/14/2028	(g)	166
	415	ZF NA CAPITAL	7.125%	4/14/2030	(g)	405
						17,984
Broadcasting - 7.09%
	1,080	CLEAR CHANNEL OUTDOOR HO	7.750%	4/15/2028	(g)	856
	540	CLEAR CHANNEL OUTDOOR HO	7.500%	6/1/2029	(g)	412
	805	CLEAR CHANNEL OUTDOOR HO	9.000%	9/15/2028	(g)	796
	1,130	CMG MEDIA CORPORATION	8.875%	12/15/2027	(g)	881
	875	GRAY ESCROW II INC	5.375%	11/15/2031	(g)	571
	1,865	IHEARTCOMMUNICATIONS INC	8.375%	5/1/2027		1,338
	433	IHEARTCOMMUNICATIONS INC	5.250%	8/15/2027	(g)	342
	74	LAMAR MEDIA CORP	4.000%	2/15/2030		63
	681	LAMAR MEDIA CORP	4.875%	1/15/2029		620
	1,570	MIDAS OPCO HOLDINGS LLC	5.625%	8/15/2029	(g)	1,268
	805	NEPTUNE BIDCO US INC	9.290%	4/15/2029	(g)	728
	145	OUTFRONT MEDIA CAP LLC/C	4.250%	1/15/2029	(g)	115
	460	SCRIPPS ESCROW INC	5.875%	7/15/2027	(g)	337
	660	SIRIUS XM RADIO INC	5.000%	8/1/2027	(g)	602
	740	SIRIUS XM RADIO INC	4.125%	7/1/2030	(g)	592
	1,285	SIRIUS XM RADIO INC	4.000%	7/15/2028	(g)	1,092
	665	TOWNSQUARE MEDIA INC	6.875%	2/1/2026	(g)	624
	720	UNIVISION COMMUNICATIONS	6.625%	6/1/2027	(g)	670
	590	UNIVISION COMMUNICATIONS	7.375%	6/30/2030	(g)	538
	445	UNIVISION COMMUNICATIONS	8.000%	8/15/2028	(g)	429
						12,874

Building & Real Estate - 1.32%
	300	BROOKFIELD RESID PROPERT	6.250%	9/15/2027	(g)	270
	180	CASTLE UK FINCO PLC	7.000%	5/15/2029	(g)(GBP)	169
	735	CUSHMAN + WAKEFIELD US	6.750%	5/15/2028	(g)	678
	570	HOWARD HUGHES CORP	5.375%	8/1/2028	(g)	501
	645	HOWARD HUGHES CORP	4.125%	2/1/2029	(g)	516
	345	HOWARD HUGHES CORP	4.375%	2/1/2031	(g)	264
						2,398
Building Products - 2.60%
	210	ADVANCED DRAINAGE SYSTEM	6.375%	6/15/2030	(g)	201
	175	BEACON ROOFING SUPPLY IN	6.500%	8/1/2030	(g)	169
	450	CASCADES INC/USA INC	5.375%	1/15/2028	(g)	415
	355	GRAPHIC PACKAGING INTERN	3.750%	2/1/2030	(g)	297
	625	NEW ENTERPRISE STONE + L	5.250%	7/15/2028	(g)	561
	810	PGT INNOVATIONS INC	4.375%	10/1/2029	(g)	746
	395	SPECIALTY BUILDING PRODU	6.375%	9/30/2026	(g)	370
	475	SRS DISTRIBUTION INC	6.000%	12/1/2029	(g)	401
	640	SUMMIT MATERIALS LLC/FIN	6.500%	3/15/2027	(g)	626
	1,020	SUMMIT MATERIALS LLC/FIN	5.250%	1/15/2029	(g)	929
						4,715
Cable Operators - 10.82%
	1,610	ALTICE FINANCING SA	5.000%	1/15/2028	(g)	1,372
	795	ALTICE FINANCING SA	5.750%	8/15/2029	(g)	650
	2,340	ALTICE FRANCE HOLDING SA	6.000%	2/15/2028	(g)	1,158
	1,620	ALTICE FRANCE HOLDING SA	10.500%	5/15/2027	(g)	1,012
	995	C+W SENIOR FINANCING DAC	6.875%	9/15/2027	(g)	877
	325	CCO HLDGS LLC/CAP CORP	5.375%	6/1/2029	(g)	291
	720	CCO HLDGS LLC/CAP CORP	4.500%	8/15/2030	(g)	589
	1,090	CCO HLDGS LLC/CAP CORP	4.500%	6/1/2033	(g)	832
	3,050	CCO HLDGS LLC/CAP CORP	6.375%	9/1/2029	(g)	2,837
	1,425	CCO HLDGS LLC/CAP CORP	7.375%	3/1/2031	(g)	1,375
	895	CSC HOLDINGS LLC	7.500%	4/1/2028	(g)	593
	1,410	CSC HOLDINGS LLC	6.500%	2/1/2029	(g)	1,169
	880	CSC HOLDINGS LLC	5.750%	1/15/2030	(g)	493
	465	DIRECTV FIN LLC/COINC	5.875%	8/15/2027	(g)	412
	935	DISH DBS CORP	7.750%	7/1/2026		701
	450	DISH DBS CORP	7.375%	7/1/2028		284
	480	DISH DBS CORP	5.250%	12/1/2026	(g)	406
	625	DISH DBS CORP	5.750%	12/1/2028	(g)	480
	1,295	DISH NETWORK CORP	11.750%	11/15/2027	(g)	1,306
	630	GCI LLC	4.750%	10/15/2028	(g)	546
	202	LCPR SR SECURED FIN DAC	6.750%	10/15/2027	(g)	185
	570	RADIATE HOLDCO / FINANCE	6.500%	9/15/2028	(g)	299
	2,190	VMED O2 UK FINAN	4.750%	7/15/2031	(g)	1,768
						19,635
Chemicals - 2.98%
	625	AVIENT CORP	7.125%	8/1/2030	(g)	614
	260	CELANESE US HOLDINGS LLC	6.550%	11/15/2030		254
	320	CELANESE US HOLDINGS LLC	6.700%	11/15/2033		312
	111	COMPASS MINERALS INTERNA	6.750%	12/1/2027	(g)	105
	870	CVR PARTNERS/CVR NITROGE	6.125%	6/15/2028	(g)	782
	847	GPD COS INC	10.125%	4/1/2026	(g)	784
	280	METHANEX CORP	5.250%	12/15/2029		252
	480	METHANEX CORP	5.125%	10/15/2027		442
	490	TRONOX INC	4.625%	3/15/2029	(g)	393
	920	WINDSOR HOLDINGS III LLC	8.500%	6/15/2030	(g)	906
	715	WR GRACE HOLDING LLC	5.625%	8/15/2029	(g)	574
						5,418
Consumer Products - .81%
	574	LIFE TIME INC	5.750%	1/15/2026	(g)	554
	464	LIFE TIME INC	8.000%	4/15/2026	(g)	455
	635	WOLVERINE WORLD WIDE	4.000%	8/15/2029	(g)	469
						1,478
Container - 2.26%
	1,000	ARDAGH METAL PACKAGING	4.000%	9/1/2029	(g)	785

	435	ARDAGH METAL PACKAGING	6.000%	6/15/2027	(g)	416
	905	BALL CORP	6.875%	3/15/2028		912
	1,070	BALL CORP	6.000%	6/15/2029		1,040
	260	SEALED AIR CORP	6.875%	7/15/2033	(g)	252
	250	SEALED AIR CORP	5.000%	4/15/2029	(g)	226
	295	SEALED AIR/SEALED AIR US	6.125%	2/1/2028	(g)	285
	180	TRIDENT TPI HOLDINGS INC	12.750%	12/31/2028	(g)	188
						4,104
Energy - 19.09%
	930	AETHON UN/AETHIN UN FIN	8.250%	2/15/2026	(g)	921
	195	AMERIGAS PART/FIN CORP	5.500%	5/20/2025		189
	215	AMERIGAS PART/FIN CORP	9.375%	6/1/2028	(g)	218
	125	ANTERO RESOURCES CORP	7.625%	2/1/2029	(g)	127
	270	ARCHROCK PARTNERS LP/FIN	6.875%	4/1/2027	(g)	261
	1,175	CHESAPEAKE ENERGY CORP	6.750%	4/15/2029	(g)	1,146
	800	CITGO PETROLEUM CORP	7.000%	6/15/2025	(g)	788
	270	CIVITAS RESOURCES INC	8.375%	7/1/2028	(g)	275
	400	CIVITAS RESOURCES INC	8.750%	7/1/2031	(g)	409
	340	COMSTOCK RESOURCES INC	6.750%	3/1/2029	(g)	313
	530	COMSTOCK RESOURCES INC	5.875%	1/15/2030	(g)	458
	1,140	CRESCENT ENERGY FINANCE	7.250%	5/1/2026	(g)	1,112
	505	CRESCENT ENERGY FINANCE	9.250%	2/15/2028	(g)	514
	215	CRESTWOOD MID PARTNER LP	6.000%	2/1/2029	(g)	206
	525	CRESTWOOD MID PARTNER LP	7.375%	2/1/2031	(g)	534
	795	DCP MIDSTREAM OPERATING	6.750%	9/15/2037	(g)	805
	470	DCP MIDSTREAM OPERATING	8.125%	8/16/2030		521
	540	DIAMOND FRGN/DIAMOND FIN	8.500%	10/1/2030	(g)	540
	598	ENDEAVOR ENERGY RESOURCE	5.750%	1/30/2028	(g)	577
	625	FERRELLGAS LP/FERRELLGAS	5.375%	4/1/2026	(g)	586
	650	FERRELLGAS LP/FERRELLGAS	5.875%	4/1/2029	(g)	585
	440	GULFPORT ENERGY OP CORP	8.000%	5/17/2026	(g)	441
	305	HILCORP ENERGY I/HILCORP	5.750%	2/1/2029	(g)	275
	385	HILCORP ENERGY I/HILCORP	6.000%	2/1/2031	(g)	340
	240	HILCORP ENERGY I/HILCORP	6.000%	4/15/2030	(g)	214
	429	HILCORP ENERGY I/HILCORP	6.250%	4/15/2032	(g)	380
	1,420	KINETIK HOLDINGS LP	5.875%	6/15/2030	(g)	1,328
	1,505	MAGNOLIA OIL GAS/MAG FIN	6.000%	8/1/2026	(g)	1,452
	1,350	NGL ENRGY OP/FIN CORP	7.500%	2/1/2026	(g)	1,335
	420	NORTHRIVER MIDSTREAM FIN	5.625%	2/15/2026	(g)	400
	1,190	NUSTAR LOGISTICS LP	6.000%	6/1/2026		1,156
	345	NUSTAR LOGISTICS LP	5.750%	10/1/2025		336
	180	OCCIDENTAL PETROLEUM COR	7.875%	9/15/2031		195
	100	OCCIDENTAL PETROLEUM COR	6.450%	9/15/2036		99
	790	OCCIDENTAL PETROLEUM COR	7.950%	6/15/2039		852
	755	OCCIDENTAL PETROLEUM COR	6.200%	3/15/2040		718
	1,190	OCCIDENTAL PETROLEUM COR	8.875%	7/15/2030		1,336
	660	PETROLEOS MEXICANOS	6.625%	6/15/2035		442
	215	RANGE RESOURCES CORP	8.250%	1/15/2029		220
	270	RANGE RESOURCES CORP	4.750%	2/15/2030	(g)	239
	315	ROCKCLIFF ENERGY II LLC	5.500%	10/15/2029	(g)	284
	1,070	SEADRILL FINANCE LTD	8.375%	8/1/2030	(g)	1,089
	320	SOLARIS MIDSTREAM HOLDIN	7.625%	4/1/2026	(g)	309
	1,515	SOUTHWESTERN ENERGY CO	4.750%	2/1/2032		1,299
	405	TALLGRASS NRG PRTNR/FIN	6.000%	3/1/2027	(g)	381
	370	TALLGRASS NRG PRTNR/FIN	7.500%	10/1/2025	(g)	370
	1,170	TALLGRASS NRG PRTNR/FIN	6.000%	12/31/2030	(g)	1,033
	635	TALLGRASS NRG PRTNR/FIN	6.000%	9/1/2031	(g)	555
	175	TRANSOCEAN AQUILA LTD	8.000%	9/30/2028	(g)	175
	406	TRANSOCEAN INC	11.500%	1/30/2027	(g)	426
	835	TRANSOCEAN INC	8.750%	2/15/2030	(g)	854
	405	VALARIS LTD	8.375%	4/30/2030	(g)	406
	1,380	VENTURE GLOBAL CALCASIEU	6.250%	1/15/2030	(g)	1,314
	665	VENTURE GLOBAL LNG INC	8.125%	6/1/2028	(g)	657
	2,130	VENTURE GLOBAL LNG INC	8.375%	6/1/2031	(g)	2,101
	585	VERMILION ENERGY INC	6.875%	5/1/2030	(g)	555
						34,651

Entertainment & Leisure - 7.84%
	1,935	CARNIVAL CORP	7.625%	3/1/2026	(g)	1,882
	45	CARNIVAL CORP	6.000%	5/1/2029	(g)	38
	1,020	CARNIVAL CORP	10.500%	6/1/2030	(g)	1,048
	360	CARNIVAL CORP	7.000%	8/15/2029	(g)	354
	910	CDI ESCROW ISSUER INC	5.750%	4/1/2030	(g)	820
	245	CEDAR FAIR LP	5.250%	7/15/2029		213
	1,340	CINEMARK USA INC	5.250%	7/15/2028	(g)	1,189
	625	LIVE NATION ENTERTAINMEN	4.750%	10/15/2027	(g)	572
	370	MOTION FINCO SARL	7.375%	6/15/2030	(g)(EUR)	383
	730	NCL CORPORATION LTD	5.875%	3/15/2026	(g)	672
	340	NCL CORPORATION LTD	5.875%	2/15/2027	(g)	321
	835	NCL CORPORATION LTD	7.750%	2/15/2029	(g)	774
	215	NCL FINANCE LTD	6.125%	3/15/2028	(g)	190
	480	ROYAL CARIBBEAN CRUISES	5.500%	4/1/2028	(g)	439
	555	ROYAL CARIBBEAN CRUISES	5.375%	7/15/2027	(g)	512
	985	ROYAL CARIBBEAN CRUISES	11.625%	8/15/2027	(g)	1,069
	620	ROYAL CARIBBEAN CRUISES	9.250%	1/15/2029	(g)	655
	520	ROYAL CARIBBEAN CRUISES	8.250%	1/15/2029	(g)	537
	960	SEAWORLD PARKS + ENTERTA	5.250%	8/15/2029	(g)	840
	730	SIX FLAGS ENTERTAINMENT	5.500%	4/15/2027	(g)	675
	1,110	SIX FLAGS ENTERTAINMENT	7.250%	5/15/2031	(g)	1,042
						14,225
Financial - 13.78%
	840	ACRISURE LLC / FIN INC	7.000%	11/15/2025	(g)	813
	1,925	ACRISURE LLC / FIN INC	10.125%	8/1/2026	(g)	1,968
	1,135	ALLIANT HOLD / CO ISSUER	6.750%	10/15/2027	(g)	1,056
	315	ALLIANT HOLD / CO ISSUER	5.875%	11/1/2029	(g)	273
	295	AMWINS GROUP INC	4.875%	6/30/2029	(g)	257
	660	APOLLO CMMRL REAL EST FI	4.625%	6/15/2029	(g)	500
	475	COBRA ACQUISITIONCO LLC	6.375%	11/1/2029	(g)	352
	1,665	ENACT HOLDINGS INC	6.500%	8/15/2025	(g)	1,636
	1,225	GTCR AP FINANCE INC	8.000%	5/15/2027	(g)	1,201
	1,070	GTCR W 2 MERGER SUB LLC	7.500%	1/15/2031	(g)	1,069
	725	HUB INTERNATIONAL LTD	7.000%	5/1/2026	(g)	721
	790	HUB INTERNATIONAL LTD	5.625%	12/1/2029	(g)	686
	1,585	HUB INTERNATIONAL LTD	7.250%	6/15/2030	(g)	1,579
	460	ICAHN ENTERPRISES/FIN	6.250%	5/15/2026		427
	490	JANE STREET GRP/JSG FIN	4.500%	11/15/2029	(g)	420
	785	JONES DESLAURIERS INSURA	8.500%	3/15/2030	(g)	791
	480	MIDCAP FINANCIAL	5.625%	1/15/2030	(g)	373
	950	MIDCAP FINANCIAL ISSR TR	6.500%	5/1/2028	(g)	822
	215	NAVIENT CORP	6.750%	6/15/2026		209
	500	NAVIENT CORP	5.000%	3/15/2027		449
	685	NAVIENT CORP	4.875%	3/15/2028		581
	630	NAVIENT CORP	5.500%	3/15/2029		529
	1,495	NAVIENT CORP	9.375%	7/25/2030		1,474
	325	ONEMAIN FINANCE CORP	3.500%	1/15/2027		278
	1,335	ONEMAIN FINANCE CORP	9.000%	1/15/2029		1,328
	300	ONEMAIN FINANCE CORP	7.125%	3/15/2026		294
	610	ONEMAIN FINANCE CORP	6.625%	1/15/2028		562
	305	ONEMAIN FINANCE CORP	5.375%	11/15/2029		255
	300	PENNYMAC FIN SVCS INC	5.375%	10/15/2025	(g)	285
	840	PENNYMAC FIN SVCS INC	4.250%	2/15/2029	(g)	683
	790	PROG HOLDINGS INC	6.000%	11/15/2029	(g)	689
	235	RYAN SPECIALTY GROUP	4.375%	2/1/2030	(g)	205
	335	SLM CORP	4.200%	10/29/2025		312
	330	STAR PARENT INC	9.000%	10/1/2030	(g)	332
	465	STARWOOD PROPERTY TRUST	4.375%	1/15/2027	(g)	407
	320	UNITED WHOLESALE MTGE LL	5.500%	4/15/2029	(g)	269
	635	UNITED WHOLESALE MTGE LL	5.750%	6/15/2027	(g)	575
	363	WILLIAMS SCOTSMAN INC	7.375%	10/1/2031	(g)	360
						25,020
Food/Tobacco - 1.43%
	285	B+G FOODS INC	5.250%	4/1/2025		280
	270	B+G FOODS INC	8.000%	9/15/2028	(g)	270

	610	BELLRING BRANDS INC	7.000%	3/15/2030	(g)	601
	520	CHOBANI LLC/FINANCE CORP	7.500%	4/15/2025	(g)	514
	685	DARLING INGREDIENTS INC	6.000%	6/15/2030	(g)	648
	345	TRITON WATER HOLDINGS IN	6.250%	4/1/2029	(g)	285
						2,598
Gaming - 5.63%
	545	CAESARS ENTERTAIN INC	7.000%	2/15/2030	(g)	530
	2,065	CAESARS ENTERTAIN INC	8.125%	7/1/2027	(g)	2,070
	580	CHURCHILL DOWNS INC	6.750%	5/1/2031	(g)	548
	275	CIRSA FINANCE INTER	4.500%	3/15/2027	(g)(EUR)	267
	100	CIRSA FINANCE INTER	10.375%	11/30/2027	(g)(EUR)	114
	1,170	INTERNATIONAL GAME TECH	6.250%	1/15/2027	(g)	1,148
	375	INTERNATIONAL GAME TECH	5.250%	1/15/2029	(g)	345
	260	LIGHT + WONDER INTL INC	7.500%	9/1/2031	(g)	257
	530	LIGHT + WONDER INTL INC	7.000%	5/15/2028	(g)	519
	1,390	LIGHT + WONDER INTL INC	7.250%	11/15/2029	(g)	1,366
	120	LOTTOMATICA SPA/ROMA	7.125%	6/1/2028	(g)(EUR)	129
	435	MGM GROWTH/MGM FINANCE	5.750%	2/1/2027		421
	500	MIDWEST GMNG BOR/MWG FIN	4.875%	5/1/2029	(g)	425
	280	ONTARIO GAMING GTA LP	8.000%	8/1/2030	(g)	279
	475	PLAYTIKA HOLDING CORP	4.250%	3/15/2029	(g)	397
	565	SC GAMES HOLDIN/US FINCO	6.625%	3/1/2030	(g)	489
	995	WYNN MACAU LTD	5.500%	10/1/2027	(g)	886
	23	WYNN RESORTS FINANCE LLC	7.125%	2/15/2031	(g)	22
						10,212
Health Care - 9.94%
	780	ADAPTHEALTH LLC	5.125%	3/1/2030	(g)	608
	1,240	ATHENAHEALTH GROUP INC	6.500%	2/15/2030	(g)	1,035
	1,415	AVANTOR FUNDING INC	4.625%	7/15/2028	(g)	1,288
	540	BAUSCH + LOMB ESCROW COR	8.375%	10/1/2028	(g)	541
	1,100	CHS/COMMUNITY HEALTH SYS	8.000%	12/15/2027	(g)	1,026
	455	CHS/COMMUNITY HEALTH SYS	6.000%	1/15/2029	(g)	366
	990	CHS/COMMUNITY HEALTH SYS	6.875%	4/15/2029	(g)	530
	1,165	CHS/COMMUNITY HEALTH SYS	6.125%	4/1/2030	(g)	594
	830	CHS/COMMUNITY HEALTH SYS	5.250%	5/15/2030	(g)	627
	990	DAVITA INC	4.625%	6/1/2030	(g)	812
	280	IQVIA INC	6.500%	5/15/2030	(g)	275
	89	LIFEPOINT HEALTH INC	9.875%	8/15/2030	(g)	86
	450	LIFEPOINT HEALTH INC	11.000%	10/15/2030	(g)	450
	280	LIFEPT/LEGACY LIFEPT	9.750%	12/1/2026	(g)	272
	940	MEDLINE BORROWER LP	5.250%	10/1/2029	(g)	811
	570	MOLINA HEALTHCARE INC	4.375%	6/15/2028	(g)	511
	735	ORGANON + CO/ORG	5.125%	4/30/2031	(g)	590
	1,050	SELECT MEDICAL CORP	6.250%	8/15/2026	(g)	1,022
	424	TENET HEALTHCARE CORP	6.875%	11/15/2031		405
	1,640	TENET HEALTHCARE CORP	6.125%	10/1/2028		1,540
	780	TENET HEALTHCARE CORP	6.125%	6/15/2030		731
	700	TENET HEALTHCARE CORP	4.375%	1/15/2030		600
	405	TENET HEALTHCARE CORP	6.750%	5/15/2031	(g)	390
	630	TEVA PHARMACEUTICAL INDU	4.750%	5/9/2027		578
	465	TEVA PHARMACEUTICALS NE	6.750%	3/1/2028		456
	1,240	TEVA PHARMACEUTICALS NE	5.125%	5/9/2029		1,121
	310	TEVA PHARMACEUTICALS NE	8.125%	9/15/2031		319
	455	TEVA PHARMACEUTICALS NE	7.875%	9/15/2029		463
						18,047
Informational Technology - 7.58%
	340	BOXER PARENT CO INC	7.125%	10/2/2025	(g)	338
	560	BOXER PARENT CO INC	9.125%	3/1/2026	(g)	558
	810	CAPSTONE BORROWER INC	8.000%	6/15/2030	(g)	791
	1,185	CLOUD SOFTWARE GRP INC	9.000%	9/30/2029	(g)	1,031
	1,060	CLOUD SOFTWARE GRP INC	6.500%	3/31/2029	(g)	933
	510	CNT PRNT/CDK GLO II/FIN	8.000%	6/15/2029	(g)	510
	1,950	CNTRL PARENT/CDK GLB INC	7.250%	6/15/2029	(g)	1,892
	2,035	ENTEGRIS ESCROW CORP	5.950%	6/15/2030	(g)	1,887
	805	GEN DIGITAL INC	6.750%	9/30/2027	(g)	787
	662	GEN DIGITAL INC	7.125%	9/30/2030	(g)	651

	275	GO DADDY OPCO/FINCO	5.250%	12/1/2027	(g)	259
	295	MATCH GROUP HLD II LLC	5.000%	12/15/2027	(g)	272
	148	MATCH GROUP HLD II LLC	5.625%	2/15/2029	(g)	137
	965	MATCH GROUP HLD II LLC	4.125%	8/1/2030	(g)	799
	305	MATCH GROUP HLD II LLC	4.625%	6/1/2028	(g)	273
	475	MATCH GROUP HLD II LLC	3.625%	10/1/2031	(g)	374
	920	MCAFEE CORP	7.375%	2/15/2030	(g)	769
	475	ROBLOX CORP	3.875%	5/1/2030	(g)	380
	285	TWILIO INC	3.625%	3/15/2029		238
	510	TWILIO INC	3.875%	3/15/2031		413
	573	ZI TECH LLC/ZI FIN CORP	3.875%	2/1/2029	(g)	476
						13,768
Lodging - .66%
	300	PARK INTERMED HOLDINGS	5.875%	10/1/2028	(g)	272
	370	PARK INTERMED HOLDINGS	4.875%	5/15/2029	(g)	315
	630	RHP HOTEL PPTY/RHP FINAN	4.500%	2/15/2029	(g)	542
	75	RHP HOTEL PPTY/RHP FINAN	7.250%	7/15/2028	(g)	74
						1,203
Manufacturing - 2.35%
	535	EMERALD DEBT MERGER	6.625%	12/15/2030	(g)	516
	430	GATES GLOBAL/GATES CORP	6.250%	1/15/2026	(g)	420
	15	HILLENBRAND INC	5.000%	9/15/2026		14
	325	HILLENBRAND INC	3.750%	3/1/2031		261
	735	MADISON IAQ LLC	4.125%	6/30/2028	(g)	628
	420	MADISON IAQ LLC	5.875%	6/30/2029	(g)	336
	615	MUELLER WATER PRODUCTS	4.000%	6/15/2029	(g)	538
	735	SENSATA TECHNOLOGIES BV	4.000%	4/15/2029	(g)	628
	700	SENSATA TECHNOLOGIES BV	5.875%	9/1/2030	(g)	648
	270	STEVENS HOLDING CO INC	6.125%	10/1/2026	(g)	271
						4,260
Metals & Mining - 2.95%
	300	ARSENAL AIC PARENT LLC	8.000%	10/1/2030	(g)	297
	300	ATI INC	5.125%	10/1/2031		259
	210	ATI INC	7.250%	8/15/2030		209
	708	BIG RIVER STEEL/BRS FIN	6.625%	1/31/2029	(g)	696
	405	ERO COPPER CORP	6.500%	2/15/2030	(g)	349
	215	FMG RESOURCES AUG 2006	4.500%	9/15/2027	(g)	195
	445	FMG RESOURCES AUG 2006	5.875%	4/15/2030	(g)	406
	370	GRAFTECH GLOBAL ENTERPRI	9.875%	12/15/2028	(g)	351
	1,145	HECLA MINING CO	7.250%	2/15/2028		1,105
	545	HUDBAY MINERALS INC	6.125%	4/1/2029	(g)	500
	340	MINERAL RESOURCES LTD	9.250%	10/1/2028	(g)	343
	745	NOVELIS CORP	4.750%	1/30/2030	(g)	644
						5,354
Other Telecommunications - .14%
	475	LEVEL 3 FINANCING INC	3.750%	7/15/2029	(g)	263

Real Estate Investment Trust Securities - 1.03%
	915	NECESS RETAIL/AFIN OP LP	4.500%	9/30/2028	(g)	695
	620	SERVICE PROPERTIES TRUST	4.350%	10/1/2024		595
	580	SERVICE PROPERTIES TRUST	7.500%	9/15/2025		570
						1,860
Restaurants - 1.09%
	572	DAVE + BUSTER S INC	7.625%	11/1/2025	(g)	571
	760	YUM BRANDS INC	6.875%	11/15/2037		768
	723	YUM BRANDS INC	5.350%	11/1/2043		634
						1,973
Retail - 2.34%
	143	AT HOME CAYMAN	11.500%	5/12/2028	(g)	133
	240	AT HOME GROUP INC	4.875%	7/15/2028	(g)	95
	295	AT HOME GROUP INC	7.125%	5/12/2028	(g)	142
	65	BATH + BODY WORKS INC	6.694%	1/15/2027		63
	350	BATH + BODY WORKS INC	7.500%	6/15/2029		344
	277	BATH + BODY WORKS INC	9.375%	7/1/2025	(g)	288
	1,005	BATH + BODY WORKS INC	6.625%	10/1/2030	(g)	942

	355	BATH + BODY WORKS INC	6.950%	3/1/2033		319
	1,450	PETSMART INC/PETSMART FI	7.750%	2/15/2029	(g)	1,350
	660	QVC INC	4.450%	2/15/2025		578
						4,254
Satellites - 2.02%
	1,365	CONNECT FINCO SARL/CONNE	6.750%	10/1/2026	(g)	1,273
	1,094	HUGHES SATELLITE SYSTEMS	6.625%	8/1/2026		935
	445	INTELSAT JACKSON HLDG	6.500%	3/15/2030	(g)	393
	475	TELESAT CANADA/TELESAT L	6.500%	10/15/2027	(g)	242
	650	VIASAT INC	5.625%	4/15/2027	(g)	561
	400	VIASAT INC	7.500%	5/30/2031	(g)	264
						3,668
Services - 7.04%
	451	ADTALEM GLOBAL EDUCATION	5.500%	3/1/2028	(g)	414
	445	ADVANTAGE SALES + MARKET	6.500%	11/15/2028	(g)	383
	635	ALBION FINANCING 1SARL /	6.125%	10/15/2026	(g)	598
	315	ALBION FINANCING 2SARL	8.750%	4/15/2027	(g)	293
	1,300	ALLIED UNIVERSAL	9.750%	7/15/2027	(g)	1,170
	520	ALLIED UNIVERSAL	6.000%	6/1/2029	(g)	391
	440	CLARIV SCI HLD CORP	4.875%	7/1/2029	(g)	374
	1,012	EG GLOBAL FINANCE PLC	6.750%	2/7/2025	(g)	989
	609	EG GLOBAL FINANCE PLC	8.500%	10/30/2025	(g)	600
	92	EG GLOBAL FINANCE PLC	6.250%	10/30/2025	(EUR)	95
	760	FAIR ISAAC CORP	4.000%	6/15/2028	(g)	677
	1,265	H+E EQUIPMENT SERVICES	3.875%	12/15/2028	(g)	1,083
	100	ITELYUM REGENERATION SPA	4.625%	10/1/2026	(g)(EUR)	98
	685	PRESIDIO HOLDING INC	8.250%	2/1/2028	(g)	654
	465	PRIME SECSRVC BRW/FINANC	5.750%	4/15/2026	(g)	450
	710	PRIME SECSRVC BRW/FINANC	6.250%	1/15/2028	(g)	658
	290	RITCHIE BROS HLDGS INC	6.750%	3/15/2028	(g)	289
	390	RITCHIE BROS HLDGS INC	7.750%	3/15/2031	(g)	395
	1,309	TK ELEVATOR HOLDCO GMBH	7.625%	7/15/2028	(g)	1,199
	1,460	TK ELEVATOR US NEWCO INC	5.250%	7/15/2027	(g)	1,332
	775	UNITED RENTALS NORTH AM	3.750%	1/15/2032		625
						12,767
Supermarkets - .46%
	540	ALBERTSONS COS/SAFEWAY	4.875%	2/15/2030	(g)	485
	100	ICELAND BONDCO PLC	4.625%	3/15/2025	(GBP)	120
	100	ICELAND BONDCO PLC	10.875%	12/15/2027	(g)(GBP)	124
	100	ICELAND BONDCO PLC	9.254%	12/15/2027	(g)(EUR)	105
						834
Transportation - .38%
	730	WATCO COS LLC/FINANCE CO	6.500%	6/15/2027	(g)	684

Utilities - 6.82%
	310	CALPINE CORP	4.500%	2/15/2028	(g)	278
	950	CALPINE CORP	5.125%	3/15/2028	(g)	846
	625	CALPINE CORP	5.000%	2/1/2031	(g)	503
	135	PATTERN ENERGY OP LP/PAT	4.500%	8/15/2028	(g)	117
	1,065	PG+E CORP	5.000%	7/1/2028		960
	1,300	PG+E CORP	5.250%	7/1/2030		1,131
	358	PIKE CORP	5.500%	9/1/2028	(g)	313
	1,110	TALEN ENERGY SUPPLY LLC	8.625%	6/1/2030	(g)	1,136
	1,795	TERRAFORM GLOBAL OPERATI	6.125%	3/1/2026	(g)	1,759
	195	TRANSALTA CORP	7.750%	11/15/2029		198
	3,120	VISTRA CORP	8.000%	12/31/2099	(b)(g)	2,972
	2,360	VISTRA CORP	7.000%	12/31/2099	(b)(g)	2,171
						12,384
Wireless Communications - .56%
	950	ILIAD HOLDING SAS	6.500%	10/15/2026	(g)	889
	140	US CELLULAR CORP	6.700%	12/15/2033		136
						1,025
		Total Corporate Debt Securities
		(Total cost of $269,245)				247,491

BANK DEBT SECURITIES - 6.77% (d)(f)
	Aerospace & Defense - .11%
	213	PERATON CORP	13.233%	2/1/2029		208

	Airlines - .33%
	581	MILEAGE PLUS HOLDINGS LLC	10.909%	6/21/2027		603

	Automotive - .31%
	555	WAND NEWCO 3 INC	8.166%	2/5/2026		553

	Broadcasting - .17%
	255	NEPTUNE US BIDCO INC	15.148%	10/11/2029		250
	121	DIAMOND SPORTS GROUP LLC	13.431%	5/25/2026		61
						311
	Energy - .15%
	270	PRAIRIE ECI ACQUIROR LP	10.166%	3/11/2026		270

	Information Technology - .40%
	120	BANFF MERGER SUB INC	10.931%	2/27/2026		119
	600	REALPAGE INC	11.931%	4/23/2029		601
						720
	Services - 2.62%
	1,130	ASCEND LEARNING LLC	11.166%	12/10/2029		960
	2,760	ULTIMATE SOFTWARE GROUP INC	10.618%	5/3/2027		2,753
	1,042	ULTIMATE SOFTWARE GROUP INC.	8.618%	5/4/2026		1,038
						4,751
	Wireless Communications - 2.68%
	3,664	ASURION LLC	10.568%	1/31/2028		3,290
	1,785	ASURION LLC	10.681%	1/20/2029		1,579
						4,869
		Total Bank Debt Securities
		(Total cost of $12,788)				12,285

	CONVERTIBLE BONDS - .21% (d)(f)
Automotive - .21%	265	RIVIAN AUTO INC	4.625%	3/15/2029	(g)	387
		Total Convertible Bonds
		(Total cost of $261)				387

Shares
PREFERRED STOCK - .17% (d)(f)
Financial - .17%
	325	ALLIANT SERVICES SERIES A,
		Acquisition Date 11/06/20, Cost $320	9.750%	1/2/2024	(c)(e)	309

		Total Preferred Stock
		(Total cost of $320)				309

COMMON STOCK - .96% (d)(f)
Healthcare - .67%
	31,256	AVANTOR INC			(a)	659
	2,163	BECTON DICKINSON AND CO				559
						1,218
Manufacturing - .29%
	2,102	DANAHER CORP				522

		Total Common Stock
		(Total cost of $1,526)				1,740

		Total Investments - 144.45% (d)
		(Total cost of $284,140)				262,212
		Cash And Other Assets
		Less Liabilities - (44.45%) (d)				(80,685)
		Net Assets - 100%				$181,527

(a)	Non-income producing

(b)	Perpetual security with no stated maturity date.

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $309 or .17% of total net assets as of September 30, 2023.

(d)	Percentages indicated are based on total net assets to common shareholders of $181,527.

(e)	Level 3 in fair value hierarchy. See Note 1.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $200,217 as of September 30, 2023.

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2023 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
Royal Bank of Canada	10/3/23	EUR	1,714	1,812	1,815	(3)

Royal Bank of Canada	10/3/23	EUR	(1,714)	1,863	1,812	51

Royal Bank of Canada	11/2/23	EUR	(1,714)	1,817	1,814	3

Royal Bank of Canada	10/3/23	GBP	334	408	410	(2)

HSBC Bank	10/3/23	GBP	(334)	423	408	15

Royal Bank of Canada	11/2/23	GBP	(334)	410	408	2

Net unrealized gain on open forward currency exchange contracts						$66

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2023 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—The Fund’s Board of Directors has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$260,163	—	$260,163
Preferred Stock
Financial	—	—	309	309
Common Stock
Healthcare	1218	—	—	1218
Utilities	522	—	—	522
Total Investments	$1,740	$260,163	$309	$262,212

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$66	$—	$66

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs.

Asset Type	Fair Value as of September 30, 2023	Valuation Techniques	Unobservable Input	Input Values	Impact to Valuation from an increase to input
Alliant Services, Convertible preferred stock	$309,000	Yield analysis model	Private placement issuance	Model	Increase

The Fund owned one Level 3 security at September 30, 2023. It is identified on the Schedule of Investments with a footnote (e) and has a value of $309,000. The value was determined by the Valuation Committee of the Fund's investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the lack of trading, lack of vendor coverage, resale restrictions, company specific or industry events and other market factors. The value is derived based on a model that was setup using the yield analysis functionality.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Securities (000's)
Balance, December 31, 2022	$—
Transfers in	309
Change in unrealized depreciation	—
Balance, September 30, 2023	$309